Nature of operations	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Nature of operations [Text Block]
1.	Nature of operations

Asanko Gold Inc. (“Asanko” or the “Company”) was incorporated on September 23, 1999 under the laws of British Columbia, Canada, with its head office, principal address and registered and records office located at 1066 West Hastings Street, Suite 680, Vancouver, British Columbia, V6E 3X2, Canada.

The Company’s principal business activity is the exploration and development of mineral property interests and operation of the Asanko Gold Mine (“AGM”) through a 50:50 joint venture arrangement (the “JV”) associated with the Company’s previously held 90% economic interest in the AGM (see Gold Fields Transaction below). The Government of Ghana has a 10% free-carried interest in the AGM. The AGM consists of two neighboring gold projects, the Obotan Project and the Esaase Project, both located in the Amansie West District of the Republic of Ghana (“Ghana”), West Africa.

In addition to its interest in the AGM, the Company’s interest in the JV also includes a 50% interest in a portfolio of other Ghanaian gold concessions in various stages of exploration.

Gold Fields Transaction

On March 29, 2018, the Company entered into certain definitive agreements (the “JV Transaction”) with a subsidiary of Gold Fields Limited (“Gold Fields”) pursuant to which, among other things:

the Company and Gold Fields each own a 45% economic interest in Asanko Gold Ghana Limited (“AGGL”), the former Asanko subsidiary that owns the AGM, with the Government of Ghana retaining a 10% free-carried interest in the AGM;

the Company and Gold Fields each own a 50% interest in Adansi Gold Company Ghana Limited (“Adansi Ghana”), the former Asanko subsidiary that owns a number of exploration licenses; and

the Company and Gold Fields each acquired a 50% interest in a newly formed entity (“JV Finco”).

On June 20, 2018, the Company received approval of the JV Transaction from the Ghanaian Minister of Lands and Natural Resources and the JV Transaction closed on July 31, 2018 (note 6).

Concurrent with the closing of the JV Transaction, AGGL used the consideration received from the JV Transaction to repay in full all outstanding principal and accrued interest ($163.8 million) owing to Red Kite (see note 16). There were no early repayment penalties associated with the Red Kite debt. Red Kite’s gold offtake agreement remains in effect until all outstanding ounces have been delivered to Red Kite or AGGL elects to terminate the offtake and pay the associated fee.

In addition to the $185.0 million consideration (note 6), Gold Fields purchased a 9.9% interest in the common shares of the Company via a private placement on April 4, 2018. Gold Fields purchased 22,354,657 common shares of the Company at $0.79 per common share, equal to the 5-day volume-weighted average price as of market close on March 27, 2018, for gross proceeds of $17.6 million (see note 18(c)).

In connection with the JV Transaction, the Company finalized the terms of the associated Joint Venture Agreement (the “JVA”) that governs the management of the JV, in July 2018. Under the terms of the JVA, the Company remains the manager and operator of the JV and receives an arm’s length fee for services rendered to the JV of $6.0 million per annum. A management committee has been formed, with equal representation from both Asanko and Gold Fields, to govern the operating and development activities of the JV.

The JVA therefore established joint control of the JV and the Company no longer controls the AGM and associated properties (see notes 6 and 22). As the JV is structured within the legal entities of AGGL and Adansi Ghana, the JV represents a joint venture as defined under IFRS 11 – Joint Arrangements, and the Company commenced equity accounting for its interest in the JV effective July 31, 2018, the date on which the JV Transaction was completed. At this date, the Company derecognized all the assets and liabilities of its former Ghanaian subsidiaries, as well as the carrying amount of previously recognized non -controlling interests in AGGL .

Concurrent with the closing of the JV Transaction, the Company recognized the fair value of the consideration received from Gold Fields, as well as the fair value of the investment that the Company retained in the JV . Based on the fair value of the Company’s retained interest in the JV, the Company recognized a loss associated with the loss of control of AGGL and Adansi Ghana (see note 6).